Investment Strategy - Stringer Tactical Adaptive Risk Fund	Jun. 27, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]

The investment objective of the Fund is long-term growth of capital. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large-, mid-, and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed-income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks that are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund will generally invest in ETNs that are linked to commodities indices; however, investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. The Fund may also invest directly in domestic equity securities (including large-, small- and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies.

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth through a fully managed investment policy utilizing primarily ETFs as well as United States and foreign equity securities, debt, and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio combines a strategic and tactical allocation, which allocates the portfolio’s investments to large cap stocks, small- and mid-cap stocks, international securities (including emerging markets), fixed-income securities, and other investments, primarily through investments in ETFs. At times, the Fund can allocate half of its investments to cash or cash equivalents.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate, or sovereign, and of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued. The Fund is diversified.